ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Canadian Solar Inc. (“CSI”) was incorporated pursuant to the laws of the Province of Ontario in October 2001, and changed its jurisdiction by continuing under the Canadian federal corporate statute, the Canada Business Corporations Act, or CBCA, effective June 1, 2006. In July 2020, CSI filed articles of continuance to change its jurisdiction from the federal jurisdiction of Canada to the provincial jurisdiction of the Province of British Columbia. In July 2022, CSI completed its continuance from the corporate jurisdiction under the laws of the province of British Columbia to the corporate jurisdiction under the laws of the province of Ontario pursuant to the Business Corporations Act (Ontario), or OBCA. As a result, CSI is governed by the OBCA, and its affairs are governed by its notice of articles and the articles.

CSI and its subsidiaries (collectively, the “Company”) is one of the world’s largest solar technology and renewable energy companies, leading manufacturer of solar photovoltaic modules, provider of solar energy and battery storage solutions, and developer of utility-scale solar and battery storage projects. The Company’s geographic footprint is diversified, as its sales as well as development pipeline in various stages of development are located across North America, South America, Europe, South Africa, the Middle East, Australia and Asia.

In July 2020, the Company announced its plan to carve-out and publicly list its legacy Module and System Solutions (“MSS”) subsidiary, CSI Solar Co., Ltd., in China (“the IPO”). In preparation for the IPO, the Company successfully completed the restructuring of its business segments during the fourth quarter of 2020, and transferred China solar power system and project assets from CSI Solar to the Global Energy segment in November 2021 as part of the CSI Solar Co., Ltd. carve-out listing process. Refer to Note 22 for further information.

To qualify CSI Solar Co., Ltd. for the planned carve-out IPO and to bring in leading institutional investors and strategic partners (“third-party investors”), the Company completed a capital raise in 2020 by transferring a portion of CSI Solar Co., Ltd. shares to third-party investors for an aggregate consideration of RMB1.50 billion (approximately $219,000 on the date of transaction), which was determined based on the equity value of CSI Solar Co., Ltd. of RMB7.50 billion (approximately $1,100,000 on the date of transaction). At the same time, selected employees also purchased existing CSI Solar Co., Ltd. shares from the Company for an aggregated consideration of RMB31 million (approximately $4,500 on the date of transaction) at the same price. Total proceeds of $224,553 were fully received and recorded as non-controlling interests in subsidiaries on the consolidated balance sheets.

In addition, CSI Solar Co., Ltd. approved an employee incentive plan (the “ESOP scheme”) and utilized a limited liability partnership (the “LLP”) as a vehicle to hold CSI Solar Co., Ltd. shares that will be used under the ESOP scheme. Eligible CSI Solar Co., Ltd. directors and employees and board members have collectively agreed to subscribe to equity interest in the LLP for an aggregate of RMB248 million ($36,342 on the date of transaction) at a discount of 30%, or at an equity valuation of RMB5.25 billion (approximately $768,000 on the date of transaction), for which the vesting conditions include the successful completion of the IPO and service period. The related subscription advances of $36,342 were fully received and recorded as other payables on the consolidated balance sheets, The ESOP scheme will be accounted for based on the grant date fair value which equals to the value of the discount benefited by the ESOP scheme participants. Compensation cost will be recognized over the vesting period upon and after completion of IPO, therefore, nil was recognized in the years ended December 31, 2020, 2021 and 2022.

As of December 31, 2021 and 2022, the third-party investors and Canadian Solar employees, in aggregate, owned 20.4% of CSI Solar Co., Ltd. The Company’s wholly-owned global project development business, its Global Energy segment, is not a part of the IPO transaction.

On March 21, 2023, the Company announced the approval of the IPO of CSI Solar Co., Ltd. by China Securities Regulatory Commission on the Science and Technology Innovation Board (the “STAR Market”) of the Shanghai Stock Exchange (the “SSE”).